Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of geographical areas [line items]
Total revenue		$ 43,646	$ 41,065	$ 38,892
Income before income taxes		11,914	13,229	13,773
Net income	[1]	11,895	11,686	11,334
Total assets		1,715,865	1,415,290	1,334,903
Canada [member]
Disclosure of geographical areas [line items]
Total revenue		24,198	23,599	23,332
Income before income taxes		6,420	7,237	8,886
Net income		5,070	5,208	6,523
Total assets		916,798	769,314	713,677
United States [member]
Disclosure of geographical areas [line items]
Total revenue		15,076	15,557	13,751
Income before income taxes		1,941	4,827	3,768
Net income		2,015	4,180	2,993
Total assets		679,369	524,397	514,263
Other international [member]
Disclosure of geographical areas [line items]
Total revenue		4,372	1,909	1,809
Income before income taxes		3,553	1,165	1,119
Net income		4,810	2,298	1,818
Total assets		$ 119,698	$ 121,579	$ 106,963

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.